REDEEMABLE PREFERRED STOCK	12 Months Ended
Dec. 29, 2012
REDEEMABLE PREFERRED STOCK

NOTE K – REDEEMABLE PREFERRED STOCK

On June 23, 2009, Office Depot, Inc. issued 274,596 shares of 10.00% Series A Redeemable Convertible Participating Perpetual Preferred Stock, par value $0.01 per share (“Series A Preferred Stock”), and 75,404 shares of 10.00% Series B Redeemable Conditional Convertible Participating Perpetual Preferred Stock, par value $0.01 per share (“Series B Preferred Stock”), to funds advised by BC Partners, Inc. (the “Investors”), for $350 million (collectively, the “Redeemable Preferred Stock”). The issued shares are out of 280,000 authorized shares of Series A Preferred Stock and 80,000 authorized shares of Series B Preferred Stock. Approval of conversion and voting rights for these shares was received at a special shareholders’ meeting on October 14, 2009.

The initial liquidation value of $1,000 per preferred share and the conversion rate of $5.00 per common share allow the two series of preferred stock to be initially convertible into 70 million shares of common stock. The conversion rate is subject to anti-dilution adjustments. Until converted or otherwise redeemed, the Redeemable Preferred Stock is recorded outside of permanent equity on the Consolidated Balance Sheets because certain redemption conditions are not solely within the control of Office Depot. The balance is presented inclusive of accrued dividends measured at fair value and net of approximately $25 million of fees.

Dividends are payable quarterly and will be paid in-kind or, in cash, only to the extent that the Company has funds legally available for such payment and a cash dividend is declared by the Company’s Board of Directors and allowed by credit facilities. If not paid in cash, an amount equal to the cash dividend due will be added to the liquidation preference and measured for accounting purposes at fair value. After the third anniversary of issuance, the dividend rate will be reduced to:

(i)	7.87% if at any time after June 23, 2010, the closing price of the Company’s common stock is greater than or equal to $6.62 per share for a period of 20 consecutive trading days, or

(ii)	5.75% if at any time after June 23, 2010, the closing price of the Company’s common stock is greater than or equal to $8.50 per share for a period of 20 consecutive trading days.

The Redeemable Preferred Stock also may participate in dividends on common stock, if declared. However, if the closing price of the common stock on the record date for a dividend payment is less than $45.00 per share, the Company may not declare or pay a cash dividend on the common stock per share for any fiscal quarter in excess of the Redeemable Preferred Stock dividend amounts.

The Board of Directors approved cash dividends on the Redeemable Preferred Stock for each of the quarterly periods of 2010, the first three quarters of 2011, and the fourth quarter of 2012. Dividends were accrued and paid-in-kind for the last two quarters of 2009, fourth quarter of 2011 and the first three quarters of 2012. The stated-rate of those in-kind dividends were added to the liquidation preference of the respective Series A and Series B Preferred Stock. For accounting purposes, the dividends paid-in-kind were measured at fair value using a binomial simulation model. Refer to Note I for additional information. With an aggregate of Series A and Series B of 350,000 shares, reported dividends calculated on a per share basis were $94.10, $102.01, and $106.04, for 2012, 2011, and 2010, respectively. The liquidation preference value of the Redeemable Preferred Stock was $406.8 million and $377.7 million at December 29, 2012 and December 31, 2011, respectively.

The Company has the option to exercise the redemption rights of the Redeemable Preferred Stock, in whole or in part, at any time after June 23, 2012, subject to the right of the holder to first convert the preferred stock the Company proposes to redeem. The redemption price is initially 107% of the liquidation preference amount plus any accrued but unpaid dividends and decreases by 1% each year until reaching 100% after June 23, 2019. At any time after June 23, 2011, if the closing price of the common stock is greater than or equal to $9.75 per share for a period of 20 consecutive trading days, the Redeemable Preferred Stock is redeemable at 100% of the liquidation preference amount plus any accrued but unpaid dividends, in whole or in part, at the option of the Company, subject to the right of the holder to first convert the Redeemable Preferred Stock the Company proposes to redeem. The holder has the option to exercise the redemption rights of the Redeemable Preferred Stock at 101% of the liquidation preference in the event of certain fundamental change provisions (as defined in the Certificate of Designations for each series), including sale, bankruptcy or delisting of the Company’s common stock.

In connection with the transaction, the Company entered into an Investor Rights Agreement. Subject to certain exceptions, for so long as the Investors’ ownership percentage is equal to or greater than 10%, the approval of at least one of the directors designated to the Company’s Board of Directors by the Investors is required for the Company to incur any indebtedness for borrowed money in excess of $200 million in the aggregate during any fiscal year. In addition, at the current ownership percentage level, the Investors are entitled to nominate up to three members of the Board of Directors. Declining ownership percentages reduce the Investors’ board representation rights. Three directors designated by the Investors are current members of the Company’s Board of Directors.